Stock-Based Compensation Plans - Summary of Stock Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018 USD ($) yr $ / shares shares	Sep. 30, 2017 USD ($) yr $ / shares shares	Sep. 30, 2016 USD ($) yr $ / shares shares	Sep. 30, 2015 USD ($) yr $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options outstanding | shares	175,551	151,591	110,811	75,315
Options granted | shares	33,960	40,780	38,794
Options forfeited | shares	(4,199)		(3,298)
Options outstanding weighted average exercise price	$ 21.52	$ 22.18	$ 22.52	$ 21.95
Options outstanding weighted average exercise price - Granted	18.57	$ 21.25	23.78
Options outstanding weighted average exercise price - forfeited	21.44		$ 24.24
Options outstanding weighted average exercise price - Exercised	$ 21.44
Options outstanding weighted average remaining term | yr	6.3	6.3	6.2	5.8
Options outstanding weighted average grant date fair value | $	$ 1,419	$ 1,271	$ 999	$ 666
Options granted weighted average grant date fair value	$ 240	$ 272	$ 362
Options forfeited weighted average grant date fair value | $	$ (39)		$ (29)
Options exercised weighted average grant date fair value | $	$ (53)
Options exercisable at September 30, 2018 | shares	100,816
Options exerciseable weighted average exercise price	$ 22.05
Options exerciseable weighted average remaining term | yr	4.9
Options exerciseable weighted average grant date fair value | $	$ 809
Options vested during twelve months ended September 30, 2018 | shares	25,891
Options vested weighted average grant date fair value | $	$ 188